Intangible Assets (Summary Of Amortization Of Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 670	$ 675
Accumulated Amortization	509	489
Net Book Value	161	186
Airport Operating Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	515	515
Accumulated Amortization	385	364
Net Book Value	130	151
Gate Lease Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	155	160
Accumulated Amortization	124	125
Net Book Value	$ 31	$ 35